Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities registered hereunder include an indeterminate number of subscription receipts and the common shares issuable upon conversion thereof, which shall have an aggregate initial offering price not to exceed C$575,000,000. The U.S. dollar equivalent of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4095 which was the daily exchange rate as published by the Bank of Canada on July 21, 2026 (being a date within five business days prior to the filing of this Registration Statement). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights and conversion of all subscription receipts will not exceed US$407,946,080.17. No separate registration fee is payable with respect to the rights. Pursuant to Rule 457(g) under the Securities Act, the registration fee for the rights is determined on the basis of the offering price of the securities issuable upon exercise thereof. Accordingly, the registration fee attributable to the rights is included in the fee calculated for the subscription receipts set forth in the table above.

This registration statement relates to the subscription receipts issuable upon the exercise of transferable subscription rights and the common shares issuable upon the conversion of the subscription receipts, in each case pursuant to the rights offering. In circumstances where the acquisition of Connacher Oil and Gas Limited has closed prior to the closing of the rights offering, exercising rights holders may receive common shares directly in lieu of subscription receipts.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subscription Receipts, issuable upon exercise of Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 407,946,080.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,337.35
Offering Note	The securities registered hereunder include an indeterminate number of subscription receipts and the common shares issuable upon conversion thereof, which shall have an aggregate initial offering price not to exceed C$575,000,000. The U.S. dollar equivalent of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4095 which was the daily exchange rate as published by the Bank of Canada on July 21, 2026 (being a date within five business days prior to the filing of this Registration Statement). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights and conversion of all subscription receipts will not exceed US$407,946,080.17.

This registration statement relates to the subscription receipts issuable upon the exercise of transferable subscription rights and the common shares issuable upon the conversion of the subscription receipts, in each case pursuant to the rights offering. In circumstances where the acquisition of Connacher Oil and Gas Limited has closed prior to the closing of the rights offering, exercising rights holders may receive common shares directly in lieu of subscription receipts.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, issuable upon conversion of Subscription Receipts
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities registered hereunder include an indeterminate number of subscription receipts and the common shares issuable upon conversion thereof, which shall have an aggregate initial offering price not to exceed C$575,000,000. The U.S. dollar equivalent of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4095 which was the daily exchange rate as published by the Bank of Canada on July 21, 2026 (being a date within five business days prior to the filing of this Registration Statement). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights and conversion of all subscription receipts will not exceed US$407,946,080.17. No separate registration fee is payable with respect to the common shares issuable upon conversion of the subscription receipts. Pursuant to Rule 457(i) under the Securities Act, no additional filing fee is required for securities to be issued upon conversion or exchange of other securities registered on this registration statement where no additional consideration is to be received in connection with such conversion or exchange. The registration fee for the common shares is therefore included in the fee calculated for the subscription receipts set forth in the table above.

This registration statement relates to the subscription receipts issuable upon the exercise of transferable subscription rights and the common shares issuable upon the conversion of the subscription receipts, in each case pursuant to the rights offering. In circumstances where the acquisition of Connacher Oil and Gas Limited has closed prior to the closing of the rights offering, exercising rights holders may receive common shares directly in lieu of subscription receipts.